Cover	Jul. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	001-42612
Entity Registrant Name	DIGITAL ASSET ACQUISITION CORP.
Entity Central Index Key	0002052162
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	174 Nassau Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08542
City Area Code	609
Local Phone Number	924-0759
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	DAAQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DAAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole redeemable warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole redeemable warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	DAAQW
Security Exchange Name	NASDAQ